Financial Assets and Financial Liabilities - Summary of Financial assets by class and category (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	€ 30,808	€ 30,492
Financial assets measured at fair value with changes in PL	4,343	4,373
Financial assets measured at fair value with changes in OCI	270	270
Total	35,421	35,135
Trade And Other Financial Receivable [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	29,002	28,615
Total	29,002	28,615
Trade And Other Financial Receivable [Member] | Customer Sales And Services [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	28,704	28,416
Total	28,704	28,416
Trade And Other Financial Receivable [Member] | Other Receivables [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	118	19
Total	118	19
Trade And Other Financial Receivable [Member] | Loans To Employees [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	180	180
Total	180	180
Non Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,303	1,387
Total	1,303	1,387
Non Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	1,303	1,387
Total	1,303	1,387
Other Current Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	503	490
Financial assets measured at fair value with changes in PL	4,343	4,373
Financial assets measured at fair value with changes in OCI	270	270
Total	5,116	5,133
Other Current Financial Assets [Member] | Loans Granted To Joint Venture [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	338	326
Financial assets measured at fair value with changes in PL	4,343	4,373
Financial assets measured at fair value with changes in OCI	270	270
Total	4,951	4,969
Other Current Financial Assets [Member] | Guarantee Deposit [Member]
Disclosure of financial assets [line items]
Financial assets measured at amortized cost	165	164
Total	€ 165	€ 164